497(e)
                                                                      333-103199


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AXA Equitable Life Insurance Company

Variable Life Insurance Policies

Paramount Life(SM)                           Incentive Life(R)
IL Protector(R)                              Survivorship Incentive Life(R)
Incentive Life Plus(R)                       Incentive Life(R) '02
Survivorship 2000                            Survivorship Incentive Life(R) '02
Incentive Life(R) 2000                       Incentive Life(R) '06
Champion 2000                                Incentive Life(R) Legacy

PROSPECTUS SUPPLEMENT DATED JULY 21, 2008
--------------------------------------------------------------------------------

This supplement updates certain information in the most recent Prospectus that you received for your AXA Equitable variable life insurance policy listed above, and in any supplements to that Prospectus. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.

PORTFOLIO SUB-ADVISER CHANGES -- AUGUST 1, 2008

Effective on or about August 1, 2008, AXA Equitable Life Insurance Company ("AXA Equitable"), as the Investment Manager of AXA Premier VIP Trust (the "Trust") and with the approval of the Trust's Board of Trustees, will replace certain Sub-Adviser(s) to allocated portions of certain portfolios of the Trust. The following information replaces the information for the following portfolios under "Portfolios of the Trusts" in "About the Portfolios of the Trusts" in your Prospectus.

-------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                               Investment Manager (or Sub-Adviser(s),
Portfolio Name                 Objective                            as applicable)
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.         o Goodman & Co. NY Ltd.
 GROWTH                                                             o Westfield Capital Management Company, L.P.
                                                                    o T. Rowe Price Associates, Inc.
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP           Long-term growth of capital.         o AllianceBernstein L.P.
 GROWTH                                                             o Franklin Advisers, Inc.
                                                                    o Wellington Management Company, LLP
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Long-term growth of capital.         o Franklin Advisory Services, LLC
 VALUE                                                              o Lazard Asset Management LLC
                                                                    o Pacific Global Investment Management Company*
-------------------------------------------------------------------------------------------------------------------

* Pacific Global Investment Management Company became a Sub-Adviser to the Multimanager Small Cap Value Portfolio as of July 14, 2008.


   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.
IL Protector(R), Incentive Life(R) and Incentive Life Plus(R) are issued by and are registered service marks of AXA Equitable Life Insurance Company
                                (AXA Equitable).
            Paramount Life(SM) is a service mark of AXA Equitable.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

VL 004 (7/08)                                                    140598 (7/08)
NB/IF (SAR)                                                             x02161